Subsequent Events (Predecessor)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

On July 6, 2023, the Company paid a dividend of $667 (Note 10).

On August 1, 2023, the Company took delivery of the vessel Synthesea. The transaction was financed by a bareboat charter (Note 9) and two cash payments of $3,500 each, one on the signing of the bareboat charter agreement and the other upon commencement of the bareboat charter.

On August 3, 2023, the Company announced a regular quarterly dividend of $0.075 per share for the second quarter of 2023, payable on or about October 6, 2023 to all shareholders of record as of September 22, 2023.

On August 9, 2023, the Company entered into a deed of accession, amendment and restatement of the August 2022 Entrust Facility pursuant to which Exelixsea Maritime Co. acceded thereto as borrower. Under the terms of the amended agreement, the $15,000 tranche secured by the Epanastasea shall remain blocked in favor of the security agent for the period from the vessel’s delivery to her new owners until the acquisition of the Santa Barbara tbr Exelixsea. In addition, the fixed interest rate was amended to 9.00% per annum as of the time of the Epanastasea’s delivery to her new owner.

On August 10, 2023, the Company sold the Epanastasea to an unaffiliated third-party for a gross sale price of $37,500. The estimated gain on the sale is expected to be approximately $12,000.

United Maritime Predecessor [Member]
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events:

On July 6, 2022, the Parent announced that it has completed the spin-off of its wholly-owned subsidiary, United, effective July 5, 2022. Immediately prior to the completion of the spin-off, the Parent contributed the Subsidiary to United.

On July 28, 2022, the Entrust Facility was amended and restated with the purpose to increase the facility from the total amount outstanding to $14,000,000, change the maturity date to February 1, 2024, alter the guarantor of the facility to United and cancel all applicable financial covenants. On August 1, 2022, the drawdown was completed resulting to a new balance outstanding of $14,000,000. The amended and restated facility bears a fixed interest of 7.90% per annum and is repayable through three installments of $1,000,000 each on the dates falling nine, twelve and fifteen months after the drawdown and a final balloon payment of $11,000,000 payable on maturity date.